Subsequent Events	6 Months Ended
Jun. 30, 2016
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

On July 19, 2016, the Partnership took delivery of its second MEGI LNG carrier newbuilding, the Oak Spirit, which commenced its five-year charter contract with a subsidiary of Cheniere Energy, Inc. on August 1, 2016. The Partnership partially financed this MEGI LNG carrier newbuilding through a sale-leaseback transaction of approximately $176 million.